Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 21, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2014